Capital and financing transactions	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Capital and financing transactions
12.	Capital and financing transactions
Common shares

	For the three months ended
	January 31, 2024		January 31, 2023
($ millions)	Number of shares	Amount	Number of shares	Amount
Outstanding at beginning of period	1,214,044,420	$20,109	1,191,375,095	$18,707
Issued in relation to share-based payments, net	58,042	4	376,472	25
Issued in relation to the Shareholder Dividend and Share Purchase Plan (1)	8,024,950	486	–	–
Outstanding at end of period	1,222,127,412	$20,599	1,191,751,567	$18,732
(1)
Commencing with the dividend declared on February 28, 2023 and paid on April 26, 2023, the Bank issued to participants of the Shareholder Dividend and Share Purchase Plan (the Plan), common shares from treasury with a discount of
2
% to the average market price (as defined in the Plan). Prior to the dividend paid on April 26, 2023, common shares received by participants under the Plan were shares purchased from the open market at prevailing market prices.

Preferred shares and other equity instruments
Issuance
On January 12, 2024, the Bank issued USD$750 million
 of
8.000% Limited Recourse Capital Notes Series 5 (NVCC) (LRCN Series 5) due January 27, 2084, which form part of the Bank’s Additional Tier 1 Capital. Non-deferrable interest is payable quarterly at a fixed rate of 8.000% per annum until January 27, 2029; and thereafter, the non-deferrable interest will reset every fifth year until January 27, 2079, at a rate equal to the 5-year U.S Treasury Rate plus 4.017%. In connection with the issuance of LRCN Series 5, the Bank issued USD$
750
million of 8.000% Fixed Rate Resetting Perpetual Subordinated Additional Tier 1 Capital Notes (NVCC) (the Series 5 AT1 Notes) to Scotiabank LRCN Trust, a consolidated entity, to be held as trust assets. As the Series 5 AT1 Notes are
eliminate
d
on consolidation, they do not currently form part of the Bank’s Additional Tier 1
C
apital.
Upon the occurrence of a recourse event, the noteholders’ sole recourse will be limited to their proportionate share of the assets held in the Scotiabank LRCN Trust. A recourse event occurs if (a) there is non-payment in cash by the Bank of the principal amount, together with any accrued and unpaid interest, on the maturity date, (b) there is non-payment in cash of interest which is not cured within 5 business days, (c) there is non-payment in cash of the redemption price in connection with the redemption of LRCN Series 5, (d) an event of default occurs (bankruptcy, insolvency, or liquidation of the Bank), or (e) there is an NVCC Trigger Event.

Subject to regulatory consent and approval, the LRCN Series 5 are redeemable, in whole or in part, on January 27, 2029 and each interest payment date thereafter.
The LRCN Series 5 and Series 5 AT1 Notes are the Bank’s direct unsecured obligations, ranking subordinate to the Bank’s Subordinated debentures and ranking equally with the Bank’s existing NVCC subordinated additional Tier 1 capital securities.
The LRCN Series 5 and the Series 5 AT1 Notes include NVCC provisions necessary for them to qualify as Tier 1 regulatory capital under Basel III. NVCC provisions require the conversion of the Series 5 AT1 Notes into a variable number of common shares if OSFI announces that the Bank has ceased, or is about to cease, to be viable, or if the federal or a provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection, or equivalent support, from the federal government or any provincial government or political subdivision or agent thereof without which the Bank would have been determined by OSFI to be non-viable. Upon an NVCC Trigger Event, LRCN Series 5 will cease to be outstanding following delivery to the noteholders of their proportionate share of the trust assets comprised of common shares of the Bank received by the Scotiabank LRCN Trust upon automatic conversion of the Series 5 AT1 Notes.
The LRCN Series 5 are compound instruments with both equity and liability features. On the date of issuance, the Bank has assigned an insignificant value to the liability component of LRCN Series 5 and, as a result, the full proceeds received have been presented as equity.
Redemption
On January 29, 2024, the Bank redeemed $300 million Non-cumulative 5-Year Rate Reset Preferred Shares Series 40 (Non-Viability Contingent Capital (NVCC)) (Series 40 Shares) at a price equal to $25.00 per share together with dividends declared and unpaid. On November 28, 2023, the Board of Directors of Scotiabank declared a quarterly dividend of $0.303125 per Series 40 Share. This was the final dividend of the Series 40 Shares and paid on January 29, 2024, to shareholders of record at the close of business on January 3, 2024.
Subordinated debentures
Redemption
On January 18, 2024, the Bank redeemed all outstanding $1,750 million 3.89% Subordinated Debentures (Non-Viability Contingent Capital (NVCC)) due January 18, 2029 (the Debentures) at 100% of their principal amount plus accrued and unpaid interest.